Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Revenue
The Company’s revenue from its revenue streams described in the preceding paragraphs for the three and six months ended June 30, 2021 and 2020 was as follows:

	Three Months Ended June 30,
(in thousands)	2021		2020
	Revenue $	Revenue %	Revenue $	Revenue %
Capitated revenue:
Medicare	$334,700	85.1%	$129,385	75.6%
Other capitated revenue	44,510	11.4%	34,542	20.2%

Total capitated revenue	379,210	96.5%	163,927	95.8%

Fee-for-service and other revenue:
Fee-for-service	4,389	1.1%	1,246	0.7%
Pharmacy	8,217	2.1%	5,718	3.3%
Other	1,347	0.3%	315	0.2%

Total fee-for-service and other revenue	13,953	3.5%	7,279	4.2%

Total revenue	$393,163	100.0%	$171,206	100.0%

	Six Months Ended June 30,
	2021		2020
(in thousands)	Revenue $	Revenue %	Revenue $	Revenue %
Capitated revenue:
Medicare	$561,079	83.3%	$235,395	76.8%
Other capitated revenue	85,182	12.7%	56,248	18.4%

Total capitated revenue	646,261	96.0%	291,643	95.2%

Fee-for-service and other revenue:
Fee-for-service	8,937	1.3%	3,011	1.0%
Pharmacy	15,523	2.3%	11,054	3.6%
Other	2,577	0.4%	796	0.2%

Total fee-for-service and other revenue	27,037	4.0%	14,861	4.8%

Total revenue	$673,298	100.0%	$306,504	100.0%

Summary of Account Receivable Balance

Accounts receivable balances are summarized below:

	As of,
(in thousands)	June 30, 2021	December 31, 2020
Accounts receivable	$130,641	$113,089
Medicare risk adjustment	82,030	18,144
Unpaid service provider costs	(80,840)	(54,524)

Accounts receivable, net	$131,831	$76,709

Summary of Activity in Unpaid Service Provider Cost For The Period
Activity in unpaid service provider cost for the six months ended June 30, 2021 and 2020 is summarized below:

	For the six months ended June 30,
(in thousands)	2021	2020

Balance as at January 1,	$54,524	$19,968
Incurred related to:
Current year	305,665	147,031
Prior years	(519)	(5,429)

	305,146	141,602
Paid related to:
Current year	224,825	79,331
Prior years	54,005	41,418

	278,830	120,749

Balance as at June 30,	$80,840	$40,821

Jaws Acquisition Corp
Summary of Basic and Diluted Net Income(Loss) Per Ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended December 31, 2020	For the Period from December 27, 2019 (inception) Through December 31, 2019
	As Restated
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$306,930	$—

Net Earnings	$306,930	—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000	—
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	0.00	—
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(28,879,692)	(5,288)
Redeemable Net Earnings	(306,930)	—

Non-Redeemable Net Loss	$(29,186,622)	(5,288)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	17,250,000	1
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.69)	(5,288)